DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Derivative [Line Items]
Derivative asset, fair value	$ 11,811		$ 3,748
Derivative liability, fair value	913		2,293
Gain (loss) on derivatives	7,931	$ (3,796)
Interest Rate Swap
Derivative [Line Items]
Derivative asset, fair value	10,700		2,864
Derivative liability, fair value	0		1,914
Gain (loss) on derivatives	9,795	(4,003)
Currency Swap
Derivative [Line Items]
Derivative asset, fair value	26		83
Derivative liability, fair value	94		66
Gain (loss) on derivatives	(85)	206
Bunker derivatives
Derivative [Line Items]
Derivative asset, fair value	1,085		801
Derivative liability, fair value	116		313
Gain (loss) on derivatives	993	(6)
Forward Freight Agreements
Derivative [Line Items]
Derivative liability, fair value	703		$ 0
Gain (loss) on derivatives	$ (2,772)	$ 7